Note 8- Stock-based Compensation (10 Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
8.	Stock-Based Compensation

2015 Equity Plan

The 2015 Equity Plan provides for increases to the number of shares reserved for issuance thereunder each January 1 equal to 4.0% of the total shares of the Company’s common stock outstanding as of the immediately preceding December 31, unless a lesser amount is stipulated by the Compensation Committee of the Company's board of directors. Accordingly, 81,582 shares were added to the reserve as of January 1, 2023, which shares may be issued in connection with the grant of stock-based awards, including stock options, restricted stock, restricted stock units, stock appreciation rights and other types of awards as deemed appropriate, in each case, in accordance with the terms of the 2015 Equity Plan. As of March 31, 2023, there were 141,096 shares available for future issuance under the 2015 Equity Plan.

The Company recorded stock-based compensation expense in the following expense categories of its unaudited interim consolidated statements of operations and comprehensive loss for the periods indicated:

	Three Months Ended March 31,
	2023	2022
Research and development	$12,011	$58,892
General and administrative	109,360	219,239
Total stock-based compensation expense	$121,371	$278,131

The following table summarizes the activity related to all stock option grants for the three months ended March 31, 2023:

	Number of Options	Weighted average exercise price per share	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Balance at January 1, 2023	140,040	$126.75
Granted	—	—
Cancelled	(35,993)	20.13
Outstanding at March 31, 2023	104,047	$163.64	7.99	$—
Exercisable at March 31, 2023	78,533	$211.21	7.75	$—
Vested and expected to vest at March 31, 2023	104,047	$163.64	7.99	$—

There were no options granted during the three months ended March 31, 2023. The total fair value of options vested during the three months ended March 31, 2023 and 2022 was $0.1 million and $0.2 million, respectively. No options were exercised during any of the periods presented. At March 31, 2023, there was $0.4 million of unrecognized compensation expense that will be recognized over a weighted-average period of 1.27 years.

Restricted Stock Unit Awards

The Company issues restricted stock ("RSU") to newly elected, non-executive members of the board of directors that vest in six, tri-monthly installments beginning 18 months after the respective grant date. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is recorded on a straight-line basis over the service period.

The following table summarizes activity related to RSU awards during the period indicated:

	Number of Units	Weighted average grant date fair value
Balance at January 1, 2023	3,652	$36.49
Vested (1)	(742)	33.72
Outstanding at March 31, 2023	2,910	$38.28

(1) The RSUs vested during the three months ended March 31, 2023 were settled on a hybrid basis. The Company withheld 274 shares of common stock and, in lieu of delivering such shares, paid the RSU holder an amount in cash equal to the fair market value of such shares on the vesting date, representing the holder's approximate tax liability associated with the vesting.

The Company recognized approximately $14,000 and $16,000 in expense related to these awards during the three months ended March 31, 2023 and March 31, 2022, respectively. At March 31, 2023, there was $48,000 in unrecognized compensation cost that will be recognized over a weighted average period of 1.04 years.

8. Stock-Based Compensation

2015 Equity Plan

The 2015 Equity Plan provides for increases to the number of shares reserved for issuance thereunder each January 1 equal to 4.0% of the total shares of the Company’s common stock outstanding as of the immediately preceding December 31, unless a lesser amount is stipulated by the Compensation Committee of the Company's board of directors. Accordingly, 81,582 shares were added to the reserve as of January 1, 2023, which shares may be issued in connection with the grant of stock-based awards, including stock options, restricted stock, restricted stock units, stock appreciation rights and other types of awards as deemed appropriate, in each case, in accordance with the terms of the 2015 Equity Plan. As of December 31, 2022, there were 24,953 shares available for future issuance under the 2015 Equity Plan.

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss for the periods indicated:

	December 31,
	2022	2021
Research and development	$215,904	$154,041
General and administrative	712,148	743,219
Total stock-based compensation expense	$928,052	$897,260

The following table summarizes the activity related to all stock options:

	Number of Options	Weighted average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value
Balance at January 1, 2021	44,738	$407.60
Granted	36,310	44.66
Expired	(8,594)	68.48
Balance at December 31, 2021	72,454	265.91
Granted	77,088	9.87
Forfeited	(8,892)	147.28
Expired	(610)	1,562.92
Outstanding at December 31, 2022	140,040	126.75	8.5	—
Exercisable at December 31, 2022	74,086	$226.95	7.9	—
Vested and expected to vest at December 31, 2022	140,040	$126.75	8.5	—

The weighted average grant date fair value of stock option awards granted was $9.87 and $44.66 during the years ended December 31, 2022 and 2021, respectively. The total fair value of options vested during the years ended December 31, 2022 and 2021 were $0.8 million and $0.8 million, respectively. No options were exercised during any of the periods presented. At December 31, 2022, there was $0.9 million of unrecognized compensation cost related to unvested options that will be recognized as expense over a weighted-average period of 1.5 years.

The grant date fair value of employee stock options is determined using the Black-Scholes Model. The following assumptions were used during the years ended December 31, 2022 and 2021:

	2022			2021
Expected term (in years)	5.5	—	5.7		10
Risk-free interest rate	1.7%	—	3.9%	1.3%	—	1.7%
Expected volatility	121.4%	—	137.1%	122.6%	—	125.8%
Dividend yield	—	—	—	—	—	—

Restricted Stock Unit Awards

The Company issues restricted stock ("RSU") to newly elected, non-executive members of the board of directors that vest in six, tri-monthly installments beginning 18 months after the respective grant date. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is recorded on a straight-line basis over the service period.

The following table summarizes activity related to RSU stock-based payment awards:

	Number of Units	Weighted average grant date fair value
Balance at January 1, 2022	5,509	$34.78
Vested(1)	(1,857)	31.41
Outstanding at December 31, 2022	3,652	36.49

(1) The RSUs vested during the year ended December 31, 2022 were settled on a hybrid basis. The Company withheld 685 shares of common stock and, in lieu of delivering such shares, paid the RSU holder an amount in cash equal to the fair market value of such shares on the vesting date, representing the holder's approximate tax liability associated with the vesting.

The Company recognized approximately $65,000 and $54,000 in expense related to these units during the years ended December 31, 2022 and 2021, respectively. At December 31, 2022, there was approximately $0.1 million of unrecognized compensation cost that will be recognized over a weighted average period of 1.3 years.